Fair Value Measurements - Investor-Level Redemption Restrictions for Certain Investments (Details) - EBP Prud ESP $ in Millions	Dec. 31, 2025 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Withdrawal restriction, amount	$ 2
Withdrawal restriction, percentage	5.00%
Insurance company separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Redemption restriction, period in effect (up to)	6 months
Insurance company separate accounts, real estate
EBP, Investment, Fair Value and NAV [Line Items]
Redemption restriction, period in effect (up to)	12 months